Fair Value Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) - Unlisted equity investments - Fair Value - Measured at Fair Value on a Recurring Basis	Dec. 31, 2024 item multiple
Revenue multiples | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	1.5
Revenue multiples | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	24
Discounts | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | item	5
Discounts | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | item	39